Document and Entity Information	Total
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jan. 31, 2019
Registrant Name	EATON VANCE MUNICIPALS TRUST II
Central Index Key	0000914529
Amendment Flag	false
Document Creation Date	May 29, 2019
Document Effective Date	Jun. 01, 2019
Prospectus Date	Jun. 01, 2019
Entity Inv Company Type	N-1A
Eaton Vance TABS Short-Term Municipal Bond Fund | Class A
Risk/Return:
Trading Symbol	EABSX
Eaton Vance TABS Short-Term Municipal Bond Fund | Class C
Risk/Return:
Trading Symbol	ECBSX
Eaton Vance TABS Short-Term Municipal Bond Fund | Class I
Risk/Return:
Trading Symbol	EIBSX
Eaton Vance TABS Intermediate-Term Municipal Bond Fund | Class A
Risk/Return:
Trading Symbol	EITAX
Eaton Vance TABS Intermediate-Term Municipal Bond Fund | Class C
Risk/Return:
Trading Symbol	EITCX
Eaton Vance TABS Intermediate-Term Municipal Bond Fund | Class I
Risk/Return:
Trading Symbol	ETIIX
Eaton Vance TABS 1-to-10 Year Laddered Municipal Bond Fund | Class A
Risk/Return:
Trading Symbol	EALBX
Eaton Vance TABS 1-to-10 Year Laddered Municipal Bond Fund | Class C
Risk/Return:
Trading Symbol	ECLBX
Eaton Vance TABS 1-to-10 Year Laddered Municipal Bond Fund | Class I
Risk/Return:
Trading Symbol	EILBX
Eaton Vance TABS 10-to-20 Year Laddered Municipal Bond Fund | Class A
Risk/Return:
Trading Symbol	EATTX
Eaton Vance TABS 10-to-20 Year Laddered Municipal Bond Fund | Class C
Risk/Return:
Trading Symbol	ECTTX
Eaton Vance TABS 10-to-20 Year Laddered Municipal Bond Fund | Class I
Risk/Return:
Trading Symbol	EITTX
Eaton Vance TABS 5-to-15 Year Laddered Municipal Bond Fund | Class A
Risk/Return:
Trading Symbol	EALTX
Eaton Vance TABS 5-to-15 Year Laddered Municipal Bond Fund | Class C
Risk/Return:
Trading Symbol	ECLTX
Eaton Vance TABS 5-to-15 Year Laddered Municipal Bond Fund | Class I
Risk/Return:
Trading Symbol	EILTX
Eaton Vance High Yield Municipal Income Fund | Class A
Risk/Return:
Trading Symbol	ETHYX
Eaton Vance High Yield Municipal Income Fund | Class B
Risk/Return:
Trading Symbol	EVHYX
Eaton Vance High Yield Municipal Income Fund | Class C
Risk/Return:
Trading Symbol	ECHYX
Eaton Vance High Yield Municipal Income Fund | Class I
Risk/Return:
Trading Symbol	EIHYX